Stock-Based Compensation Plans (Schedule Of Other Data For Stock Options, Stock Awards And PSUs) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation at the end of the year	$ 27,556
Weighted average period over which unrecognized compensation to be recognized (years)	2 years 3 months 18 days
Actual income tax benefit realized	$ 24,075
Aggregate intrinsic value vested and expected to vest	144,271
Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation at the end of the year
Actual income tax benefit realized	944
Aggregate intrinsic value vested and expected to vest
Perfromance Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation at the end of the year	$ 5,925
Weighted average period over which unrecognized compensation to be recognized (years)	1 year 9 months 18 days
Actual income tax benefit realized	$ 2,086
Aggregate intrinsic value vested and expected to vest	$ 23,363